Acquisitions and Disposals (Tables)	6 Months Ended
Jun. 30, 2014
Imperial
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
In connection with the Imperial transaction, the Company assumed certain debt of Imperial and Imperial Fire & Casualty Insurance Company (see Note 9, "Debt").

June 2014
Assets
Cash and invested assets	$62,159
Accrued interest	484
Premium receivable	37,687
Reinsurance recoverable	12,177
Prepaid reinsurance	36,203
Premises and equipment	6,218
Intangible assets	3,300
Deferred tax	847
Other	225
Total Assets	159,300
Liabilities
Unpaid loss and loss adjustment expenses	44,450
Accounts payable and accrued expenses	13,899
Unearned premiums	49,452
Reinsurance payable	30,686
Notes payable	8,916
Total Liabilities	147,403
Net assets purchased	11,897
Purchase price	20,000
Goodwill recorded	$8,103

Personal Express
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

April 2014
Assets
Cash and invested assets	$29,131
Premium receivable	2,896
Other assets	729
Total Assets	32,756
Liabilities
Unpaid loss and loss adjustment expenses	4,472
Unearned premium	8,352
Reinsurance payable	816
Accounts payable and accrued expenses	2,829
Deferred tax	119
Total Liabilities	16,588
Net assets purchased	16,168
Purchase price	21,743
Goodwill recorded	$5,575

Anticemex Reinsurance S.A.
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

January 2014
Assets
Cash and invested assets	$6,393
Prepaid assets	1
Loan receivable	62,973
Intangible assets	132
Total Assets	69,499
Liabilities
Accounts payable and accrued expenses	20
Deferred tax liability	19,123
Total Liabilities	19,143
Net assets purchased	50,356
Purchase price	62,973
Goodwill recorded	$12,617

Ikano Re S.A
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

December 2013
Assets
Cash and invested assets	$39,542
Prepaid assets	196
Intangible assets	132
Total Assets	39,870
Liabilities
Accounts payable and accrued expenses	57
Deferred tax liability	10,241
Total Liabilities	10,298
Net assets purchased	29,572
Purchase price	35,741
Goodwill recorded	$6,169

Euro Accident Health & Care Insurance Aktiebolag (EHC)
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

April 2013
Assets
Cash and invested assets	$873
Receivables	10,786
Intangible assets	20,100
Premises and equipment	1,731
Prepaid and other assets	146
Total Assets	33,636
Liabilities
Accounts payable and accrued expenses	10,706
Deferred tax liability	5,720
Total liabilities	16,426
Net assets purchased	17,210
Purchase price	42,840
Goodwill recorded	$25,630